Summary of Significant Accounting Policies (Policies) - EBP 006 [Member]	12 Months Ended
Dec. 31, 2025
EBP, Accounting Policy [Line Items]
Basis of accounting
Basis of accounting
- The accompanying financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and are presented on the accrual basis of accounting.

Use of estimates and assumptions
Use of estimates and assumptions
- The preparation of financial statements in conformity with U.S. GAAP requires the Plan Administrator to make estimates and assumptions that affect certain reported amounts of net assets available for benefits and changes therein at the date of the financial statements. Accordingly, actual results may differ from those estimates.

Investment valuation and income recognition
Investment valuation and income recognition
- The Plan’s investments are stated at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). See Note 3 for discussion of fair value measurements.
The Plan Administrator is responsible for determining the Plan’s valuation policies and analyzing information provided by the investment custodians and issuers that is used to determine the fair value of the Plan’s investments. The Plan Administrator reports to the Audit Committee of CIBC.
Purchases and sales of securities are recorded on a trade-date basis. Interest income is recorded as earned. Dividends are recorded on the ex-dividend
date. Net appreciation (depreciation) includes the Plan’s gains and losses on investments bought and sold as well as held during the year.

Notes receivable from participants
Notes receivable from participants
- Notes receivable from participants represent participant loans that are recorded at their unpaid principal balance plus any accrued but unpaid interest. Interest income on notes receivable from participants is recorded when it is earned. Related fees are recorded as administrative expenses and are expensed as incurred. Payments of notes receivable from participants are applied to the outstanding loan balance. If a participant ceases to make loan repayments and the Plan Administrator deems the participant loan to be a distribution, the participant loan balance is reduced and a benefit payment is recorded.

Benefit Payments	Benefit Payments - Benefit payments to participants are recorded when paid.
Administrative expenses
Administrative expenses
- The Plan’s administrative expenses are paid by either the Plan or CIBC, as provided by the Plan’s provisions. Administrative expenses paid by the Plan include recordkeeping, trustee fees, and fees relating to notes receivable from participants, if any. Expenses relating to purchases, sales or transfers of the Plan’s investments are charged to the particular investment fund to which the expenses relate. All other administrative expenses of the Plan are paid by CIBC and excluded from these financial statements.